UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden

Merrill Lynch Alternative Investments LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

UST Global Private Markets Fund, LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2014

UST Global Private Markets Fund, LLC
For the six months ended September 30, 2014

UST Global Private Markets Fund, LLC
Statement of Assets, Liabilities, and Members’ Equity – Net Assets
September 30, 2014 (Unaudited)

Assets

Investments, at fair value (cost $51,992,969)	$77,476,458
Cash and cash equivalents	8,647,393
Receivable for securities sold	328,906
Other assets	33,396

Total Assets	$86,486,153

Liabilities

Advisory fee payable	$295,994
Legal fees payable	25,635
Audit fee payable	25,625
Administration service fees payable	20,633
Independent Managers’ fees payable	500
Other payables	13,898

Total Liabilities	382,285

Members’ Equity - Net Assets	$86,103,868

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$73,547,734
Members’ capital distributed	(18,406,368)
Accumulated net investment loss	(8,595,018)
Accumulated realized gain on investments	14,074,031
Accumulated net unrealized appreciation on investments	25,483,489

Total Members’ Equity - Net Assets	$86,103,868

Units of Membership Interests outstanding (unlimited units authorized)	66,688.34
Net Asset Value Per Unit	$1,291.14

The accompanying notes are an integral part of these financial statements.

1

UST Global Private Markets Fund, LLC
Schedule of Investments
September 30, 2014 (Unaudited)

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members’ Equity - Net Assets (F)

Leveraged Buyout
0.81%	Charlesbank Equity Fund VII, L.P.	10/2009 - 07/2014	North America	$10,000,000	$5,046,679	$9,341,126	10.84%
0.11%	Charterhouse Capital Partners IX, L.P. (H)	01/2009 - 06/2014	Europe	6,668,669	3,380,541	4,983,643	5.79%
0.16%	Hellman & Friedman Capital Partners VII, L.P.	08/2011 - 09/2014	North America	10,000,000	5,463,702	6,574,317	7.64%
1.48%	HgCapital 6 A, L.P. (I)	03/2010 - 09/2014	Europe	7,809,102	6,424,271	6,551,360	7.61%
1.37%	SPC Partners IV, L.P.	12/2008 - 09/2014	North America	5,000,000	3,163,393	5,230,826	6.08%
0.23%	TA XI, L.P.	07/2010 - 09/2014	North America	10,000,000	6,183,833	7,891,353	9.16%
0.20%	Thomas H. Lee Equity Fund VI, L.P.	12/2010 - 05/2014	North America	9,356,708	5,087,333	8,975,154	10.42%
				58,834,479	34,749,752	49,547,779	57.54%
Special Situations
0.35%	Carlyle Realty Partners V, L.P.	03/2011 - 09/2014	North America	7,488,963	2,336,682	3,497,783	4.06%
0.81%	Royalty Opportunities S.àr.l.	08/2011 - 03/2014	Europe	5,000,000	3,220,638	3,381,333	3.93%
1.43%	Starwood Global Opportunity Fund VIII, L.P.	10/2009 - 12/2012	North America	7,000,000	3,818,662	6,326,457	7.35%
				19,488,963	9,375,982	13,205,573	15.34%
Venture Capital
0.63%	Battery Ventures VIII Side Fund, L.P.	08/2008 - 11/2011	North America	1,600,000	180,602	573,737	0.67%
1.45%	Draper Fisher Jurvetson Fund X, L.P.	07/2010 - 07/2014	North America	5,000,000	3,433,139	5,408,108	6.28%
1.44%	Trinity Ventures X, L.P.	03/2009 - 04/2014	North America	5,000,000	4,253,494	8,741,261	10.15%
				11,600,000	7,867,235	14,723,106	17.10%

	Total Investments in Portfolio Funds			$89,923,442	$51,992,969	77,476,458	89.98%
	Other Assets & Liabilities (Net)					8,627,410	10.02%
	Members' Equity - Net Assets					$86,103,868	100.00%

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2014, aggregated $51,992,969. Total fair value of illiquid and restricted securities at September 30, 2014, was $77,476,458 or 89.98% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Represents the Fund’s capital account balance as a percentage of the Portfolio Funds’ total capital or the Fund’s commitment as a percentage of the Portfolio Funds’ total commitments.
(E)	The estimated cost of the Portfolio Funds at September 30, 2014, for federal income tax purposes aggregated $47,065,877. The net unrealized appreciation for federal income tax purposes was estimated to be $30,410,581. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $31,092,749 and $682,168, respectively.
(F)	All percentages are calculated as fair value divided by the Fund’s Members’ Equity - Net Assets.
(G)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar equivalent at September 30, 2014, is $6,668,669.
(I)	The commitment to HgCapital 6 A, L.P. is £5,000,000. The U.S. Dollar equivalent at September 30, 2014, is $7,809,102.

The accompanying notes are an integral part of these financial statements.

2

UST Global Private Markets Fund, LLC
Statement of Operations
For the six months ended September 30, 2014 (Unaudited)

Investment Income:

Interest income	$1

Total Investment Income	1

Operating Expenses:

Advisory fee	$591,988
Legal fees	81,426
Administration service fees	40,633
Independent Managers’ fees	26,500
Audit fees	26,715
Insurance expense	17,998
Other fees	28,285

Total Operating Expenses	813,545

Net Investment Loss	(813,544)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	4,332,692
Net change in unrealized appreciation on investments	1,527,476

Net Realized and Change in Unrealized Gain on Investments	5,860,168

Net Increase in Members’ Equity – Net Assets Resulting From Operations	$5,046,624

The accompanying notes are an integral part of these financial statements.

3

UST Global Private Markets Fund, LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2014 (Audited)

	Members’ Capital	Investment Adviser (Note 3)	Total
Members’ committed capital	$97,678,000	$986,646	$98,664,646

Members’ capital at April 1, 2013	$67,701,308	$687,716	$68,389,024
Capital contributions	1,927,260	19,733	1,946,993
Capital distributions	(2,686,769)	(27,283)	(2,714,052)
Net investment loss	(1,685,835)	(17,052)	(1,702,887)
Net realized gain on investments	3,455,168	35,098	3,490,266
Net change in unrealized appreciation on investments	11,561,824	117,449	11,679,273
Net change in incentive carried interest	(1,132,889)	1,132,889	-
Members’ capital at March 31, 2014	$79,140,067	$1,948,550	$81,088,617

For the six months ended September 30, 2014 (Unaudited)

	Members’ Capital	Investment Adviser (Note 3)	Total
Members’ committed capital	$97,678,000	$986,646	$98,664,646

Members’ capital at April 1, 2014	$79,140,067	$1,948,550	$81,088,617
Capital contributions	15,503,080	157,863	15,660,943
Capital distributions	(15,534,453)	(157,863)	(15,692,316)
Net investment loss	(805,390)	(8,154)	(813,544)
Net realized gain on investments	4,289,100	43,592	4,332,692
Net change in unrealized appreciation on investments	1,512,104	15,372	1,527,476
Net change in incentive carried interest	(112,004)	112,004	-
Members’ capital at September 30, 2014	$83,992,504	$2,111,364	$86,103,868

The accompanying notes are an integral part of these financial statements.

4

UST Global Private Markets Fund, LLC
Statement of Cash Flows
For the six months ended September 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$5,046,624
Contributions to investments in Portfolio Funds	(4,672,592)
Proceeds received from investments	10,853,241
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(4,332,692)
Net change in unrealized appreciation on investments	(1,527,476)
Changes in assets and liabilities related to operations
(Increase)/decrease in other assets	(18,717)
Increase/(decrease) in legal fees payable	8,719
Increase/(decrease) in audit fee payable	(25,625)
Increase/(decrease) in administration service fees payable	633
Increase/(decrease) in Independent Managers' fees payable	(10,500)
Increase/(decrease) in other payables	(1,003)

Net cash used in operating activities	5,320,612

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	15,671,610
Distributions to Members	(15,692,316)

Net cash used in financing activities	(20,706)

Net change in cash and cash equivalents	5,299,906
Cash and cash equivalents at beginning of period	3,347,487

Cash and cash equivalents at end of period	$8,647,393

Noncash activities
Receipt of in-kind distributions of securities from Portfolio Funds, at value on the date of distribution	$721,129

The accompanying notes are an integral part of these financial statements.

5

UST Global Private Markets Fund, LLC

Financial Highlights

	For the six months ended September 30, 2014 (Unaudited)	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,450.79	$1,255.11	$1,154.41	$1,099.04	$956.69	$989.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(12.21)	(31.08)	(35.13)	(42.49)	(69.50)	(22.98)
Net realized and change in unrealized gain on investments	87.88	276.57	135.83	97.86	211.85	(10.07)
Net increase/decrease in net assets resulting from operations	75.67	245.49	100.70	55.37	142.35	(33.05)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(235.32)	(49.81)	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,291.14	$1,450.79	$1,255.11	$1,154.41	$1,099.04	$956.69
TOTAL NET ASSET VALUE RETURN (1), (2)	6.23%	15.59%	8.72%	5.04%	14.88%	(3.34)%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$86,104	$81,089	$68,389	$57,969	$38,732	$18,878
Ratios to average Members’ Equity - Net Assets: (3), (4)
Expenses excluding incentive carried interest	2.00%	2.45%	2.97%	3.98%	7.57%	2.50	%(7)
Net change in incentive carried interest	0.14%	1.64%	-	-	-	-
Expenses including incentive carried interest	2.14%	4.09%	2.97%	3.98%	7.57%	2.50	%(7)
Net investment loss excluding incentive carried interest	(2.00)%	(2.45)%	(2.97)%	(3.98)%	(7.38)%	(2.42)%
Portfolio Turnover Rate (5)	5.88%	18.09%	15.54%	13.24%	8.18%	31.55%

INTERNAL RATE OF RETURNS:
Internal Rate of Return before incentive carried interest, including expenses (6)	10.85%	10.60%	7.50%	6.83%	7.60%	(2.99)%
Internal Rate of Return after incentive carried interest, including expenses (6)	10.48%	10.20%	7.50%	6.83%	7.60%	(2.99)%

1)	Selected data for a unit of Membership Interest outstanding throughout each period.
2)	Total investment return, based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund’s units are not traded in any market, therefore, the market value total investment return is not calculated.
3)	Ratios do not reflect the Fund’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds. Ratios for the six months ended September 30, 2014 have been annualized excluding the incentive carried interest.
4)	The Portfolio Funds’ expense ratios have been obtained from their audited financials for the fiscal year ended December 31, 2013, but are unaudited information in these financial statements. The range for these ratios is given below:

Portfolio Funds’ Ratios (Unaudited)	Ratio Range
Expenses Ratios excluding incentive carried interest	0.22% - 8.13%
Incentive carried interest	0.00% - 34.60%
Expenses plus incentive carried interest	0.45% - 40.50%

The Portfolio Funds’ management fees range from 1.13% to 2.50% of committed capital during the initial investment period and typically decrease over time as the Portfolio Funds seek to exit investments. The Portfolio Funds’ incentive fees are 20% - 25% of profits generated by the Portfolio Fund.

5)	Contributions paid to Portfolio Funds are included in the portfolio turnover rate.
6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before and after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the Investment Adviser.
7)	Expense ratios do not reflect expenses paid by the Investment Adviser on behalf of the Fund (Note 3).

The accompanying notes are an integral part of these financial statements.

6

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

1. Organization

UST Global Private Markets Fund, LLC (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on February 2, 2007. The Fund commenced operations on July 1, 2008. The duration of the Fund is twelve years from the final subscription closing date (the “Final Closing”), which occurred on December 31, 2009. The Board of Managers of the Fund (the “Board” or the “Board of Managers”), with the consent of members of the Fund (“Members”) holding more than 50% of the outstanding units, may extend the term for up to three successive one-year periods, or more if necessary, to permit orderly liquidation.

The Fund’s investment objective is to achieve long-term capital appreciation. Neither the Fund nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in private equity funds pursuing investment strategies in buyout, venture capital and special situations (distressed debt, mezzanine secondaries, natural resources, opportunistic real estate, royalties and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively, the “Portfolio Funds”). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America and a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), served as investment adviser of the Fund. Its principal office was located at 100 Federal Street, Boston, MA 02110. BACA was controlled by Bank of America Corporation (“Bank of America”), a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. BACA was responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund’s investments. BACA was compensated as described in Note 3.

Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Investment Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the Investment Adviser of the Fund under the terms of the investment advisory agreement between BACA and the Fund. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Fund’s Board of Managers on November 25, 2013. The personnel of MLAI who provide services to the Fund are the same personnel who previously provided such services to the Fund on behalf of BACA. The Investment Adviser has made an investment in the Fund in exchange for 1,635.27 units or approximately 1.00% of the Fund’s net assets.

Pursuant to the Fund’s confidential private placement memorandum (the “Private Placement Memorandum”), the business and affairs of the Fund are monitored and overseen by the Board. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation.

7

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

2. Significant Accounting Policies and Recent Accounting Pronouncements

A.	Basis of Accounting

The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

B.	Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 change the approach used to determine whether an entity is an investment company and provides comprehensive implementation guidance for that assessment. Under ASU 2013-08, entities regulated under the Investment Company Act will automatically qualify as investment companies while unregistered entities are required to have certain fundamental characteristics and consider other typical characteristics to qualify as an investment company for financial reporting purposes. ASU 2013-08 also includes certain disclosure requirements for investment companies. The guidance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Investment Adviser has reviewed the requirements and believes the adoption of ASU 2013-08 does not have a material impact on these financial statements.

C.	Valuation of Investments

The Fund computes its net asset value as of the last business day of each fiscal quarter and at such other times as the Investment Adviser deems appropriate in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Portfolio Fund will be based primarily upon the value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

8

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

It is expected that most of the Portfolio Funds in which the Fund invests will meet the criteria set forth under FASB Certification Topic ASC 820 (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate net asset value per share or equivalent, an investor may determine fair value by using the net asset value reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Investment Adviser generally will value the Fund’s investment in the Portfolio Fund on a quarterly basis using the practical expedient as of each quarter end, based on the valuation provided to the Investment Adviser by the Portfolio Fund (or the manager thereof on behalf of the Portfolio Fund) in accordance with the valuation policies of the Portfolio Fund or its manager, as applicable.

Although the Investment Adviser generally will value the Fund’s investments in Portfolio Funds using the practical expedient as described above, there may be situations where the Investment Adviser is either unable to utilize the practical expedient, for example because a Portfolio Fund does not report a quarter end value on a timely basis, or where the Investment Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of the Portfolio Fund’s investment. In such circumstances, the Investment Adviser will initiate a process to determine the fair value of the Fund’s interest in such Portfolio Fund independently of the valuation provided by the Portfolio Fund, subject to review by the Board.

In making and reviewing a valuation, the Investment Adviser and the Board, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

9

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Fund’s investments in the Portfolio Funds have been classified within Level 3, and the Fund generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market.” These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities, and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets:
Leveraged Buyout	$-	$-	$49,547,779	$49,547,779
Special Situations	-	-	13,205,573	13,205,573
Venture Capital	-	-	14,723,106	14,723,106
Totals	$-	$-	$77,476,458	$77,476,458

10

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

Valuation Process for Level 3 Fair Value Measurements

The Fund generally uses the valuation reported by a Portfolio Fund as its valuation of such Portfolio Fund; however, adjustments to the reported valuation may be made in certain circumstances where such use is not applicable or inappropriate. In making a valuation determination, the Investment Adviser considers various factors, including, but not limited to, the Portfolio Fund’s valuation policies and practices, the Portfolio Fund’s investment portfolio or other assets and liabilities, the pricing of new rounds of financing by the underlying investments in the Portfolio Fund, any relevant operational or non-investment issues that may affect the Portfolio Fund, and the valuation of the same investments held by other Portfolio Funds. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and ratified by the Board on a quarterly basis.

Significant Unobservable Inputs

As of September 30, 2014, the Fund had investments in Portfolio Funds valued at $77,476,458. The fair value of all investments in the Fund’s Schedule of Investments has been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds.

The following table includes a rollforward of the amounts as of September 30, 2014 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Leveraged Buyout	Special Situations	Venture Capital	Total
Balance as of April 1, 2014	$47,683,940	$14,267,475	$16,174,430	$78,125,845
Net change in unrealized appreciation on investments	2,807,342	(509,773)	(770,093)	1,527,476
Net realized gain on investments	2,055,557	941,384	1,335,751	4,332,692
Contributions	4,303,447	69,145	300,000	4,672,592
Distributions	(7,302,507)	(1,562,658)	(2,316,982)	(11,182,147)
Balance as of September 30, 2014	$49,547,779	$13,205,573	$14,723,106	$77,476,458

11

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

The net change in unrealized appreciation relating to Level 3 investments still held as of September 30, 2014 is $1,527,476.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2014.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations under Net Realized and Change in Unrealized Gain on Investments.

Most investments in the Portfolio Funds are closed-end investment vehicles, which provide no liquidity or redemption option and are not readily marketable. Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Fund’s Portfolio Funds as of September 30, 2014 is three to six years, with the possibility of extensions by each of the Portfolio Funds.

D.   Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2014, the Fund did not hold any cash equivalents. BNY Mellon Investment Servicing Trust Company serves as the Fund’s custodian.

E.   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

F.   Investment Gains and Losses

The Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Fund’s change in net unrealized appreciation/(depreciation) and the Fund’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investments and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Fund.

12

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

G.   Income Taxes

The Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Fund has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2014, the Fund had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2013, and after adjustment for purchases and sales between December 31, 2013 and September 30, 2014, the estimated cost of the Portfolio Funds at September 30, 2014, for federal income tax purposes aggregated $47,065,877. The net unrealized appreciation for federal income tax purposes was estimated to be $30,410,581. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $31,092,749 and $682,168, respectively.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2011 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Investment Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Fund’s tax positions for the open tax period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2014. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2014, the Fund did not incur any interest or penalties.

H.   Contribution Policy

Capital contributions shall be credited to each Member’s capital account and units shall be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2014, the Fund issued 10,795.68 units.

13

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

I.   Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Members’ respective percentage interests, as defined in the Fund’s limited liability company agreement (“LLC Agreement”). Distributions from the Fund are made in the following priority:

a.	a 125% return of all drawn commitments to Members (including the Investment Adviser) until all the drawn commitments are returned to Members; and

b.	a 90% - 10% split between the Members (including the Investment Adviser) and the Investment Adviser. The Investment Adviser will not collect any of the Incentive Carried Interest (as defined below) that it may have earned until after the fourth anniversary of the Final Closing.

J.   Restrictions on Transfers

Interests of the Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K.   Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights. However, the Fund has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Portfolio Funds.

L.   Foreign Currency Translation

The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Companies are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Fund is presented at the exchange rates and values prevailing at the end of the period, the Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

14

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

M.   Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to the Members (including the Investment Adviser). After a 125% return of all drawn commitments has been made, all future distributions will be split 90% to Members (including the Investment Adviser) pro rata in accordance with their respective capital contributions and 10% to the Investment Adviser. The Investment Adviser was not eligible to collect any of the Incentive Carried Interest that it may have earned until after December 31, 2013, the fourth anniversary of the Final Closing. Incentive Carried Interest is accrued based on the net asset value of the Fund each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses that amount payable and paid to the Investment Adviser in the period in which it occurs. At September 30, 2014, the accrued and unpaid Incentive Carried Interest was $1,224,893.

3. Advisory Fee, Administration Fee and Related Party Transactions

Under the advisory agreement approved by the Board on September 11, 2009, the Fund pays the Investment Adviser a fee of 1.5% on capital commitments of Members (the “Advisory Fee”), with an annual 10% step-down (the “Step-down”) starting on the third anniversary of the Final Closing and continuing until the Advisory Fee reaches 0.25%. The Final Closing occurred on December 31, 2009, which means that the Step-down started on January 1, 2013. No Advisory Fee was paid by the Fund until the Final Closing. For the six months ended September 30, 2014, the Fund incurred Advisory Fees totaling $591,988. As more fully described in Note 2.I, after Members have received distributions equal to 125% of their drawn commitments, all future distributions will be split 90% to Members (including the Investment Adviser) pro rata in accordance with their respective drawn commitments and 10% to the Investment Adviser. The Incentive Carried Interest is paid in addition to the Advisory Fee.

Certain general and administrative expenses, such as occupancy and personnel costs, are borne by the Investment Adviser or other affiliates and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the Fund retains UMB Fund Services, Inc. (the “Administrator”), formerly known as J.D. Clark & Company, a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Fund. In consideration for these services, the Fund pays the Administrator a variable fee between 0.0125% and 0.0250%, based on average quarterly net assets subject to a minimum quarterly fee. For the six months ended September 30, 2014, the Fund incurred administration fees totaling $40,633.

15

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

The Board consists of three managers, each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $5,000 ($6,000 for the Chairperson of the Board and $5,500 for the Chairperson of the Audit Committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board ($2,500 for the Chairperson of the Board); $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $750 for each Audit Committee meeting (whether held in-person or by telephone). The Independent Managers are also reimbursed for travel-related expenses. For the six months ended September 30, 2014, the Fund incurred $26,500 in Independent Managers’ fees.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2014, one Member had an ownership of approximately 15% of the Fund’s total commitments and is deemed an “affiliated member” (the “Affiliated Member”). The affiliation between the Affiliated Member and the Fund is based solely on the commitments made and percentage ownership.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Fund invests and with companies in which the Portfolio Funds invest.

4. Capital Commitments from Members

At September 30, 2014, capital commitments from the Members totaled $98,664,646. Capital contributions received by the Fund with regard to satisfying Member commitments totaled $73,547,734 which represents approximately 75% of committed capital at September 30, 2014. Cumulatively through September 30, 2014, Members have defaulted on $440,750 in Member contributions. Management is addressing the defaulting Members in conformity with the LLC Agreement.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Fund are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation such that it would follow the distributions outlined in Note 2.I.

16

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

6. Capital Commitments of the Fund to Portfolio Funds

As of September 30, 2014, the Fund had unfunded commitments to the Portfolio Funds totaling $20,849,073 as listed below:

Portfolio Funds:	Unfunded Commitment
Battery Ventures VIII Side Fund, L.P.	$179,640
Carlyle Realty Partners V, L.P.	3,684,484
Charlesbank Equity Fund VII, L.P.	4,201,007
Charterhouse Capital Partners IX, L.P.*	1,536,760
Draper Fisher Jurvetson Fund X, L.P.	787,500
Hellman & Friedman Capital Partners VII, L.P.	3,586,606
HgCapital 6 A, L.P.**	164,563
Royalty Opportunities S.àr.l.	1,208,000
SPC Partners IV, L.P.	772,515
Starwood Global Opportunity Fund VIII, L.P.	723,452
TA XI, L.P.	2,650,000
Thomas H. Lee Equity Fund VI, L.P.	992,046
Trinity Ventures X, L.P.	362,500
Total	$20,849,073

* The commitment made to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. dollar equivalent at September 30, 2014 is $6,668,669. The remaining commitment is €1,216,658 or $1,536,760.

** The commitment made to HgCapital 6 A, L.P. is £5,000,000. The U.S. dollar equivalent at September 30, 2014 is $7,809,102. The remaining commitment is £101,501 or $164,563.

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds each represent 5% or more of Members’ Equity - Net Assets of the Fund. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Charlesbank Equity Fund VII, L.P. represents 10.84% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of Charlesbank Equity Fund VII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, and to provide capital for acquisition and expansion of growing companies.

17

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

Charterhouse Capital Partners IX, L.P. represents 5.79% of Members’ Equity – Net Assets of the Fund as of September 30, 2014. The objective of Charterhouse Capital Partners IX, L.P. is to invest in businesses in management buyouts, corporate restructurings and similar transactions, and high quality investments in Western Europe.

Draper Fisher Jurvetson Fund X, L.P. represents 6.28% of Members’ Equity – Net Assets of the Fund as of September 30, 2014. The objective of Draper Fisher Jurvetson Fund X, L.P. is to invest in venture capital, both domestically and globally.

Hellman & Friedman Capital Partners VII, L.P. represents 7.64% of Members’ Equity – Net Assets of the Fund as of September 30, 2014. The objective of Hellman & Friedman Capital Partners VII, L.P. is to invest in financial restructurings and leveraged buyouts.

HgCapital 6 A, L.P. represents 7.61% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of HgCapital 6 A, L.P. is to identify companies in the European middle-market with leading potential, high return on capital and predictable revenues, targeting growth and performance improvement.

SPC Partners IV, L.P. represents 6.08% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of SPC Partners IV, L.P. is to create value by acquiring growing lower middle-market consumer products companies with leading market positions and definable, defensible niches.

Starwood Global Opportunity Fund VIII, L.P. represents 7.35% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of Starwood Global Opportunity Fund VIII, L.P.  is to produce current returns and long-term capital appreciation by investing in corporate real estate, direct real estate and real estate-related assets.

TA XI, L.P. represents 9.16% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of TA XI, L.P. is to make investments in profitable, private middle-market companies in growth industries.

Thomas H. Lee Equity Fund VI, L.P. represents 10.42% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of Thomas H. Lee Equity Fund VI, L.P. is to make equity investments in friendly management-led acquisitions and recapitalizations.

Trinity Ventures X, L.P. represents 10.15% of Members’ Equity - Net Assets of the Fund as of September 30, 2014. The objective of Trinity Ventures X, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

8. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

18

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Fund. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner, if at all.

The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Fund will be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Fund’s investments in Portfolio Funds, such risks are limited to the Fund’s capital balance in each such Portfolio Fund.

19

UST Global Private Markets Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). In addition, defaults by Members on their commitments to the Fund, may cause the Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Fund, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Fund has evaluated all events subsequent to the balance sheet date of September 30, 2014, through the date these financial statements were available to be issued and has noted the following:

On October 6, 2014, the Fund distributed 5.75% of Members’ commitments.

20

UST Global Private Markets Fund, LLC

Supplemental Information

September 30, 2014 (Unaudited)

Advisory Agreement Approval

The Advisory Agreement between the Fund and the Investment Adviser, after an initial term of two years, provides that it may be continued in effect from year-to-year thereafter subject to approval by: (i) the Board or (ii) vote of a majority of the outstanding voting securities, as defined by the Investment Company Act, of the Fund; provided that, in either event, the continuance must also be approved by the Independent Managers who are not “interested persons,” as defined by the Investment Company Act, of the Fund, by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 19, 2014. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Investment Adviser.

The Independent Managers, through their independent legal counsel, requested certain information in connection with their determination to approve the continuance of the Advisory Agreement. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Independent Managers reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates, personnel, operations and financial condition. Independent legal counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act, with respect to the approval of the Advisory Agreement.

The Board reviewed and considered the Investment Adviser’s profitability derived from its relationship with the Fund. Specifically, the Board reviewed and considered a profit contribution analysis of the Investment Adviser showing its fees, income, and expenses in connection with the Fund and the methodology used in the analysis. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act and the Advisory Agreement.

The Board discussed in detail the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered whether material economies of scale had been realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that as the Fund is a closed-end fund, economies of scale were not a significant factor for the Fund. It was noted, however, that the management fee rate for the Fund is subject to reduction after the period of initial investment, and that the Fund is in the reduction period.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. Specifically, the Board reviewed and considered comparisons of fees charged by investment advisers to fund peers of the Fund, noting that there are very few registered private equity funds of funds. The Board also reviewed the fees charged by the Investment Adviser or its affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Fund with those of non-registered funds, the additional administrative, financial reporting and legal requirements involved in managing a registered fund.

21

UST Global Private Markets Fund, LLC

Supplemental Information

September 30, 2014 (Unaudited)

The Board reviewed and considered the qualifications of the portfolio managers to manage the portfolios of the Fund, including their history managing private equity fund investments and the background and expertise of the key personnel and amount of time they would be able to devote to the Fund’s affairs. The Board concluded that, in light of the particular requirements of the Fund, it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio management team.

The Board discussed the nature, extent and quality of services rendered to the Fund by the Investment Adviser. The Board also discussed the investment performance of the Fund based on the data provided, including the portfolio reviews considered at each quarterly meeting. The Board determined that in light of the data taken as a whole and the nature and stages of the Fund’s investment program, the investment performance was acceptable. The Board discussed the Investment Adviser’s profitability, and it was noted that the profitability percentage was within a range the Board considered to be reasonable, given the services rendered and the Fund’s performance. The Board concluded that the Fund’s fees paid to the Investment Adviser were reasonable in light of all the factors considered.

The Board also had a discussion with management of the Investment Adviser and continued its review in an executive session. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Advisory Agreement for an additional annual period.

Proxy Voting and Form N-Q

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2014.

The Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Fund toll-free at 866-637-2587.

22

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UST Global Private Markets Fund, LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	December 5, 2014

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	December 5, 2014